SCHEDULE OF MATURITIES OF BANK LOANS (Details) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Carrying amount	$ 9,878	$ 10,516
Long-Term Debt, Maturity, Year One	5,456	5,638
Long-Term Debt, Maturity, Year Two	461	456
Long-Term Debt, Maturity, Year Three	222	439
Long-Term Debt, Maturity, Year Four	204	220
Long-Term Debt, Maturity, Year Five	204	204
Long-Term Debt, Maturity, after Year Five	3,331	3,559
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount	9,692	10,305
Long-Term Debt, Maturity, Year One	5,432	5,614
Long-Term Debt, Maturity, Year Two	437	432
Long-Term Debt, Maturity, Year Three	198	415
Long-Term Debt, Maturity, Year Four	180	196
Long-Term Debt, Maturity, Year Five	180	180
Long-Term Debt, Maturity, after Year Five	3,265	3,468
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount	186	211
Long-Term Debt, Maturity, Year One	24	24
Long-Term Debt, Maturity, Year Two	24	24
Long-Term Debt, Maturity, Year Three	24	24
Long-Term Debt, Maturity, Year Four	24	24
Long-Term Debt, Maturity, Year Five	24	24
Long-Term Debt, Maturity, after Year Five	$ 66	$ 91